Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term
Motor Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Computer equipments [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years